Financial Instruments at Fair Value Through Profit or Loss - Summary of Financial Instruments at Fair Value through Profit or Loss (Detail) - TWD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Financial assets-current
Financial assets-current, Mandatorily measured at FVTPL	$ 0	$ 1
Financial assets-noncurrent
Non-derivatives	1,005	1,036
Forward exchange contracts [Member]
Financial assets-current
Derivatives (not designated for hedge)	0	1
Listed stocks domestic [Member]
Financial assets-current
Non-derivatives	0	0
Non listed stocks domestic [Member]
Financial assets-noncurrent
Non-derivatives	629	704
Non listed stocks foreign [Member]
Financial assets-noncurrent
Non-derivatives	32	89
Limited partnership - domestic [Member]
Financial assets-noncurrent
Non-derivatives	307	219
Other investing agreements [Member]
Financial assets-noncurrent
Non-derivatives	$ 37	$ 24